Investment Objectives and Goals - Texas Capital Government Money Market Fund	Jun. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TEXAS CAPITAL GOVERNMENT MONEY MARKET FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Texas Capital Government Money Market Fund (the “Fund”) seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.